Cover	May 29, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 29, 2024
Entity Registrant Name	GOLDEN ENTERTAINMENT, INC.
Entity Incorporation, State or Country Code	MN
Entity File Number	000-24993
Entity Tax Identification Number	41-1913991
Entity Address, Address Line One	6595 S Jones Boulevard
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89118
City Area Code	702
Local Phone Number	893-7777
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	GDEN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001071255
Amendment Flag	false